Investments - Summary of Equity Securities Without Readily Determinable Fair Values (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Equity Securities without Readily Determinable Fair Value [Line Items]
Carrying amounts at the end of the period	¥ 596,289	¥ 601,621
Downward adjustments and impairments	28,354	23,886
Upward adjustments	¥ 13,080	¥ 13,880